Convertible Loans (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Balance	$ 2,875,420
Proceeds from issuance of convertible loans	1,596,401	$ 1,754,291	$ 1,181,993
Interest accretion	988,530	819,060	725,696
Balance	1,929,244	2,875,420
Convertible loans [member]
Balance	2,875,420	865,656
Proceeds from issuance of convertible loans	1,596,401	1,754,291
Conversion of convertible loan to shares	(2,614,343)	(131,028)
Less: conversion component of convertible loans	(141,000)	(159,000)
Less: finders fee	(494,000)	(135,000)
Interest accrued	229,854	212,201
Issuance of shares for interest payment	(206,962)	(155,487)
Interest accretion	720,250	549,069	276,234
Foreign exchange translation adjustment	(36,376)	74,718
Balance	$ 1,929,244	$ 2,875,420	$ 865,656